Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of total share based expense included in consolidated statements of income
Total share-based compensation expense	$ 2,994	$ 2,383	$ 897
Cost of revenues [Member]
Schedule of total share based expense included in consolidated statements of income
Total share-based compensation expense	482	306	96
Research and development [Member]
Schedule of total share based expense included in consolidated statements of income
Total share-based compensation expense	217	281	86
Sales and marketing [Member]
Schedule of total share based expense included in consolidated statements of income
Total share-based compensation expense	654	537	207
General and administrative [Member]
Schedule of total share based expense included in consolidated statements of income
Total share-based compensation expense	$ 1,641	$ 1,259	$ 508